Registration No. 333-186810
File No. 811-22806

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	□

Post-Effective Amendment No. 11	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 13	☒

Oppenheimer Main Street Small Cap Fund
(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of Principal Executive Offices) (Zip Code)

(303) 768-3200
(Registrant’s Telephone Number, including Area Code)

Cynthia Lo Bessette, Esq.
OFI Global Asset Management, Inc.
225 Liberty Street, New York, New York 10281-1008
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[X]	Immediately upon filing pursuant to paragraph (b)
[ ]	On ______________ pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	On _______________ pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	On _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[   ]      This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment consists of the following:

(1) Facing Sheet of the Registration Statement.

(2) Part C of the Registration Statement (including signature page).

Parts A and B are incorporated by reference to Post-Effective Amendment No. 9 to (Registration No. 333-186810), filed on August 27, 2018.

Explanatory Note

This Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A is being filed solely for the purpose of adding Exhibit 28(j): Independent Registered Public Accounting Firm’s Consent to Post-Effective Amendment No. 9 (Registration No. 333-186810), filed on August 27, 2018.

Oppenheimer Main Street Small Cap Fund
FORM N-1A
PART C
OTHER INFORMATION
Item 28. – Exhibits
(a)	Agreement and Declaration of Trust dated 2/21/13: Previously filed with Registrant’s Initial Registration Statement (2/22/13), and incorporated herein by reference.
(b)	By-Laws dated 2/21/13: Previously filed with Registrant’s Initial Registration Statement (2/22/13), and incorporated herein by reference.
(c)	(i)	Article V of the Agreement and Declaration of Trust: Previously filed with Registrant's Initial Registration Statement (2/22/13), and incorporated herein by reference.
	(ii)	Article II of the By-Laws: Previously filed with Registrant's Initial Registration Statement (2/22/13), and incorporated herein by reference.
(d)	(i)	Investment Advisory Agreement: Previously filed with Registrant’s Pre-Effective Amendment No. 1, (4/23/13), and incorporated herein by reference.
	(ii)	Investment SubAdvisory Agreement: Previously filed with Registrant’s Pre-Effective Amendment No. 2, (5/9/13), and incorporated herein by reference.
(e)	(i)	General Distributor's Agreement: Previously filed with Registrant’s Pre-Effective Amendment No. 1 (4/23/13), and incorporated herein by reference.
	(ii)	Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), (10/23/06), and incorporated herein by reference.
	(iii)	Form of Broker Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), (10/23/06), and incorporated herein by reference.
	(iv)	Form of Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), (10/23/06), and incorporated herein by reference.
	(v)	Form of Trust Company Fund/SERV Purchase Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), (10/26/01), and incorporated herein by reference.
	(vi)	Form of Trust Company Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), (10/23/06), and incorporated herein by reference.
(f)	Form of Oppenheimer Funds Compensation Deferral Plan, As Amended and Restated Effective 1/1/08: Previously filed with Post-Effective Amendment No. 2 to the Registration Statement of Oppenheimer Portfolio Series Fixed Income Active Allocation Fund (Reg. No. 333-146105), (5/29/09), and incorporated herein by reference.
(g)	(i)	Global Custody Agreement dated 8/16/02, as amended: Previously filed with Post-Effective Amendment No. 51 to the Registration Statement of Oppenheimer Capital Appreciation Fund (Reg. No. 2-69719), (10/23/06), and incorporated herein by reference.
	(ii)	Amendment dated 8/11/17 to the Global Custody Agreement: Previously filed with Post-Effective Amendment No. 64 to the Registration Statement of Oppenheimer Gold & Special Minerals Fund (Reg. No. 2-82590), (8/25/17), and incorporated herein by reference.
(h)	Not Applicable.

(i)	Opinion and Consent of Counsel: Previously filed with Registrant’s Pre-Effective Amendment No. 1, (4/23/13), and incorporated herein by reference.
(j)	Independent Registered Public Accounting Firm’s Consent: Filed herewith.
(k)	Not applicable.
(l)	Investment Letter from OFI Global Asset Management, Inc. to Registrant’s Board of Trustees: Previously filed with Registrant’s Pre-Effective Amendment No. 1, (4/23/13), and incorporated herein by reference.
(m)	(i) Service Plan and Agreement for Class A shares: Previously filed with Registrant’s Pre-Effective Amendment No. 1, (4/23/13), and incorporated herein by reference.
(ii) Distribution and Service Plan and Agreement for Class C shares: Previously filed with Registrant’s Pre-Effective Amendment No. 1, (4/23/13), and incorporated herein by reference.
(iii) Distribution and Service Plan and Agreement for Class R shares: Previously filed with Registrant’s Pre-Effective Amendment No. 1, (4/23/13), and incorporated herein by reference.
(n)	Oppenheimer Funds Amended and Restated Plan Pursuant to Rule 18f-3: Previously filed with Post-Effective Amendment No. 1 to the Registration Statement of Oppenheimer Global High Yield Fund (Reg. No. 333-176889), (9/25/14), and incorporated herein by reference.
(o)	(i) Power of Attorney dated 8/21/18 for all Trustees and Officers except Brian S. Petersen: Previously filed with Post-Effective Amendment No. 9 to the Registration Statement of Oppenheimer Main Street Small Cap Fund (Reg. No. 333-186810), (8/27/18), and incorporated herein by reference.
(ii) Power of Attorney dated 8/21/18 for Brian S. Petersen: Previously filed with Post-Effective Amendment No. 9 to the Registration Statement of Oppenheimer Main Street Small Cap Fund (Reg. No. 333-186810), (8/27/18), and incorporated herein by reference.
(p)	Code of Ethics of the Oppenheimer Funds, OFI Global Asset Management, Inc., OFI SteelPath, Inc., OFI Advisors, LLC, OppenheimerFunds, Inc. (including certain other affiliates and subsidiaries) and OppenheimerFunds Distributor, Inc., effective as of 5/26/16, under Rule 17j-1 of the Investment Company Act of 1940: Previously filed with Post-Effective Amendment No. 18 to the Registration Statement of Oppenheimer Portfolio Series (Reg. No. 333-121449), (5/25/16), and incorporated herein by reference.
Item 29. – Persons Controlled by or Under Common Control with the Fund
None.
Item 30. – Indemnification
Reference is made to the provisions of Article VII of Registrant’s Agreement and Declaration of Trust filed as Exhibit 28(a) to the Registration Statement and incorporated herein by reference.
Insofar as indemnification for certain liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.
Item 31. – Business and Other Connections of the Investment Advisers
(a)	OFI Global Asset Management, Inc. (the “Manager”) is the manager of the Registrant. The information required by this Item 31 about officers and directors of the Manager, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Form ADV, filed by the Manager pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-76771).
(b)	OppenheimerFunds, Inc. (the “Sub-Adviser”) provides advisory services to the Registrant. The information required by this Item 31 about officers and directors of the Sub-Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Form ADV, filed by the Sub-Adviser pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-8253).
Item 32. – Principal Underwriter
(a)	OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant’s shares. It is also the Distributor of each of the registered open-end investment companies listed below and for MassMutual Institutional Funds.
OFI Pictet Global Environmental Solutions Fund
OFI SteelPath Series Trust (1 series):
Oppenheimer SteelPath MLP & Energy Infrastructure Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Corporate Bond Fund
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Discovery Mid Cap Growth Fund
Oppenheimer Dividend Opportunity Fund
Oppenheimer Emerging Markets Innovators Fund
Oppenheimer Emerging Markets Local Debt Fund
Oppenheimer Equity Income Fund
Oppenheimer Global Focus Fund
Oppenheimer Global Fund
Oppenheimer Global High Yield Fund
Oppenheimer Global Multi-Asset Growth Fund
Oppenheimer Global Multi-Asset Income Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Global Strategic Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Government Cash Reserves
Oppenheimer Government Money Market Fund
Oppenheimer Institutional Government Money Market Fund
Oppenheimer Integrity Funds (3 series):
Oppenheimer Global Unconstrained Bond Fund
Oppenheimer Preferred Securities and Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer Intermediate Term Municipal Fund
Oppenheimer International Bond Fund
Oppenheimer International Diversified Fund
Oppenheimer International Equity Fund
Oppenheimer International Growth and Income Fund
Oppenheimer International Growth Fund
Oppenheimer International Small-Mid Company Fund
Oppenheimer Limited-Term Bond Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Macquarie Global Infrastructure Fund
Oppenheimer Main Street All Cap Fund
Oppenheimer Main Street Funds (1 series):
Oppenheimer Main Street Fund
Oppenheimer Main Street Mid Cap Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer Master Event-Linked Bond Fund, LLC
Oppenheimer Master Inflation Protected Securities Fund, LLC
Oppenheimer Master Loan Fund, LLC
Oppenheimer Multi-State Municipal Trust (3 series):
Oppenheimer Rochester High Yield Municipal Fund
Oppenheimer Rochester New Jersey Municipal Fund
Oppenheimer Rochester Pennsylvania Municipal Fund

Oppenheimer Municipal Fund
Oppenheimer Portfolio Series (4 series):
Active Allocation Fund
Conservative Investor Fund
Equity Investor Fund
Moderate Investor Fund
Oppenheimer Quest For Value Funds (3 series):
Oppenheimer Fundamental Alternatives Fund
Oppenheimer Global Allocation Fund
Oppenheimer Mid Cap Value Fund
Oppenheimer Real Estate Fund
Oppenheimer ETF Trust (20 series):
Oppenheimer Emerging Markets Revenue ETF
Oppenheimer Emerging Markets Ultra Dividend Revenue ETF
Oppenheimer ESG Revenue ETF
Oppenheimer Global ESG Revenue ETF
Oppenheimer Global Revenue ETF
Oppenheimer International Revenue ETF
Oppenheimer International Ultra Dividend Revenue ETF
Oppenheimer S&P 500 Revenue ETF
Oppenheimer S&P Financials Revenue ETF
Oppenheimer S&P MidCap 400 Revenue ETF
Oppenheimer S&P SmallCap 600 Revenue ETF
Oppenheimer S&P Ultra Dividend Revenue ETF
Oppenheimer Russell 1000® Dynamic Multifactor ETF
Oppenheimer Russell 1000® Low Volatility Factor ETF
Oppenheimer Russell 1000® Momentum Factor ETF
Oppenheimer Russell 1000® Quality Factor ETF
Oppenheimer Russell 1000® Size Factor ETF
Oppenheimer Russell 1000® Value Factor ETF
Oppenheimer Russell 1000® Yield Factor ETF
Oppenheimer Russell 2000® Dynamic Multifactor ETF
Oppenheimer Rising Dividends Fund
Oppenheimer Rochester AMT-Free Municipal Fund
Oppenheimer Rochester AMT-Free New York Municipal Fund
Oppenheimer Rochester California Municipal Fund
Oppenheimer Rochester Fund Municipals
Oppenheimer Rochester Limited Term California Municipal Fund
Oppenheimer Rochester Short Duration High Yield Municipal Fund (1 series):
Oppenheimer Rochester Short Duration High Yield Municipal Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Senior Floating Rate Plus Fund
Oppenheimer Series Fund (1 series):
Oppenheimer Value Fund
Oppenheimer Short Term Municipal Fund
Oppenheimer Small Cap Value Fund
Oppenheimer SteelPath MLP Funds Trust (4 series):
Oppenheimer SteelPath MLP Alpha Fund
Oppenheimer SteelPath MLP Alpha Plus Fund
Oppenheimer SteelPath MLP Income Fund
Oppenheimer SteelPath MLP Select 40 Fund
Oppenheimer SteelPath Panoramic Fund
Oppenheimer Ultra-Short Duration Fund
Oppenheimer Variable Account Funds (11 series):
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Conservative Balanced Fund/VA
Oppenheimer Discovery Mid Cap Growth Fund/VA
Oppenheimer Global Fund/VA

Oppenheimer Global Multi-Alternatives Fund/VA
Oppenheimer Global Strategic Income Fund/VA
Oppenheimer Government Money Fund/VA
Oppenheimer International Growth Fund/VA
Oppenheimer Main Street Fund/VA
Oppenheimer Main Street Small Cap Fund/VA
Oppenheimer Total Return Bond Fund/VA
Rochester Portfolio Series (1 series):
Oppenheimer Rochester Limited Term New York Municipal Fund
(b)	The directors and officers of the Registrant’s principal underwriter are:

Name & Principal Business Address	Position & Office with Underwriter	Position and Office with Registrant
Ryan Adam(2)	Vice President	None
Rina M. Aligaen(2)	Assistant Vice President	None
Anthony P. Allocco(2)	Assistant Vice President	None
Joseph M. Allyn(1)	Vice President	None
Nicole Andersen(2)	Assistant Vice President	None
Charles F. Anderson(1)	Vice President	None
Matthew J. Auer(2)	Vice President	None
Kevin K. Babikian(2)	Assistant Secretary	None
Anthony E. Bamonte(2)	Vice President	None
James P. Barker(2)	Vice President	None
Todd M. Barney(1)	Vice President	None
Marina O. Barskaya(2)	Assistant Vice President	None
Blake M. Bass(1)	Vice President	None
Leslie A. Bednar(2)	Assistant Vice President	None
Kathleen M. Beichert(1)	Senior Vice President	None
Kimberly A. Belsole(2)	Vice President	None
Rocco Benedetto(2)	Senior Vice President	None
Ibrahim S. Berete(2)	Assistant Vice President	None
Emanuele S. Bergagnini(2)	Vice President	None
Keira D. Berger(2)	Vice President	None
Christopher E. Bergeron(2)	Vice President	None
Rhea M. Berglund(1)	Vice President	None
Rick D. Bettridge(2)	Vice President	None
Kamal Bhatia(2)	Senior Vice President	None
Adam L. Bilmes(2)	Vice President	None
Paul G. Blease(2)	Senior Vice President	None
Carolyn Boccaccio(2)	Vice President	None
Maria T. Boingeanu(2)	Assistant Vice President	None
Nancy S. Bong(2)	Vice President	None
Christina G. Boris(2)	Vice President	None
David A. Borrelli(2)	Senior Vice President	None
Jeffrey R. Botwinick(2)	Vice President	None
Sarah M. Bourgraf(1)	Vice President	None
Tara Bracker(1)	Vice President	None

Name & Principal Business Address	Position & Office with Underwriter	Position and Office with Registrant
Matthew Brady(2)	Vice President	None
Ashish N. Braganza(2)	Senior Vice President	None
Reginald J. Breaux(1)	Vice President	None
Joshua H. Broad(2)	Vice President	None
Kenneth S. Brodsky(2)	Senior Vice President	None
Garrett Brookes(1)	Assistant Vice President	None
Gregory L. Brown(2)	Vice President	None
Matthew G. Brown(1)	Vice President	None
Paul T. Brunswick(2)	Vice President	None
Ryan M. Buckley(2)	Vice President	None
Megan R. Byrne(2)	Assistant Vice President	None
Jason A. Campisi(2)	Vice President	None
Sean T. Carey(2)	Vice President	None
Robert M. Caruso(2)	Vice President	None
Rick A. Casagrande(2)	Assistant Vice President	None
Thomas M. Caulfield(1)	Vice President	None
Stephane C. Chevrier(2)	Vice President	None
Michael G. Chewning(1)	Vice President	None
Andrew S. Chonofsky(2)	Senior Vice President	None
Angelanto L. Ciaglia(2)	Vice President	None
Steven F. Cinquino(2)	Assistant Vice President	None
Nicholas A. Cirbo(1)	Vice President	None
John S. Clark(2)	Senior Vice President	None
Adam M. Cohen(2)	Vice President	None
Ryan J. Coleman(1)	Vice President	None
Ellen L. Comisar(2)	Vice President	None
Adam M. Conard(1)	Assistant Vice President	None
Serina Copanas(2)	Vice President	None
John H. Corcoran(2)	Vice President	None
Cameron T. Cowden(2)	Vice President	None
Neev Crane(2)	Vice President	None
Michael Daley(2)	Vice President	None
Edward Dane(2)	Senior Vice President	None
Jeffrey N. Davis(3)	Vice President	None
Stephen D. Degnan(2)	Vice President	None
Ivan A. DelRio(2)	Vice President	None
Richard E. DeMarco(2)	Assistant Vice President	None
Michael R. Dennehy(2)	Vice President	None
Michelle D. DeWitt(2)	Vice President	None
Vincent J. Dipaolo(1)	Vice President	None
Franco Ditri(2)	Assistant Vice President	None
Stephen P. Donovan(1)	Vice President	None

Name & Principal Business Address	Position & Office with Underwriter	Position and Office with Registrant
Robert U. Duffey(2)	Vice President	None
Robert B. Dunphy(2)	Vice President	None
Gabrielle M. Dupont-Madinier(2)	Assistant Vice President	None
Peter G. Egginton(2)	Vice President	None
Wendy Hetson Ehrlich(2)	Vice President	None
Paul F. Eisenhardt(2)	Senior Vice President	None
Kyle C. Elliott(2)	Vice President	None
Rickey C. Ernzen(3)	Vice President	None
Michael J. Eustic(2)	Vice President	None
Gregg A. Everett(2)	Vice President	None
George R. Fahey(1)	Senior Vice President	None
Jason E. Farrell(2)	Vice President	None
Kristie M. Feinberg(2)	Assistant Treasurer	None
Jessica M. Fernandez(2)	Senior Vice President	None
Josean Y. Fernandez(2)	Vice President	None
Michael A. Ferrer(2)	Vice President	None
Jonathan Ferris(2)	Assistant Vice President	None
Nicole Filingeri(2)	Vice President	None
Tristan A. Fischer(2)	Vice President	None
John Fortuna(2)	Senior Vice President	None
Mark D. Foster(1)	Vice President	None
Valeri L. Fox(2)	Vice President	None
Jennifer L. Foxson(2)	Secretary	Vice President and Chief Business Officer
George P. Fraser(1)	Vice President	None
Victoria K. Frey(1)	Assistant Vice President	None
Alice K. Fricke(2)	Vice President	None
William L. Friebel(2)	Vice President	None
Joseph T. Friedman(1)	Vice President	None
Kellen G. Frye(2)	Vice President	None
Kathryn T. Gallo(2)	Vice President	None
Charlotte A. Gardner(1)	Vice President	None
Christopher R. Gaudio(2)	Vice President	None
Jay Gentry(1)	Senior Vice President	None
Dina Ghanbarzadeh(2)	Assistant Vice President	None
Nancy J. Girondo(2)	Vice President	None
Jill E. Glazerman(2)	Senior Vice President	None
Justin A. Goldstein(2)	Vice President	None
Michael H. Gottesman(2)	Senior Vice President	None
Anthony Greco(2)	Assistant Vice President	None
Samuel J. Groban(2)	Vice President	None
Eric M. Grossjung(2)	Vice President	None
Seth E. Guenther(1)	Assistant Vice President	None

Name & Principal Business Address	Position & Office with Underwriter	Position and Office with Registrant
Michael D. Guman(2)	Vice President	None
Joseph B. Gunderson(2)	Vice President	None
Mahrukh Hameed(2)	Assistant Vice President	None
William H. Harris(1)	Assistant Vice President	None
LeaAnna M. Hartman(1)	Vice President	None
Stacia E. Hatfield(2)	Vice President	None
Alexander D. Hayes(2)	Vice President	None
Petter A. Hellstrom-Bialek(1)	Vice President	None
Richard N. Henn(2)	Senior Vice President	None
Nicholas M. Henry(2)	Vice President	None
Nicole M. Pretzel Holahan(2)	Vice President	None
Heather L. Holliday-Smith(1)	Assistant Vice President	None
Eric D. Holquist(2)	Vice President	None
Timothy B. Horsburgh(2)	Vice President	None
Cynthia A. Hovanec(2)	Vice President	None
Alyssa L. Hultman(1)	Assistant Vice President	None
Keith P. Hylind(2)	Vice President	None
Errol A. Iachini(2)	Vice President	None
Vincent R. Iacono(2)	Vice President	None
Jason F. Israel(2)	Assistant Vice President	None
Christopher Ivezic(2)	Vice President	None
Michael C. Jamison(1)	Vice President	None
Nickie J. Jacobs(1)	Assistant Vice President	None
Shonda R. Jaquez(2)	Vice President	None
Allyson M. Jarecky-Freitag(2)	Vice President	None
Daniel C. Jarema(1)	Vice President	None
Robert T. Jason(1)	Vice President	None
Sarah J. Joyce(2)	Vice President	None
Nikola R. Jurasic(1)	Vice President	None
Wylie D. Kain(2)	Vice President	None
Annie V. Kang(2)	Vice President	None
Geoffrey M. Keller(1)	Vice President	None
Scott R. Kelley(1)	Vice President	None
Gregory Kelly(2)	Vice President	None
Azadeh Kiai(2)	Assistant Vice President	None
Brian P. Kiley(2)	Senior Vice President	None
Susan Kim(2)	Assistant Vice President	None
Matthew J. Kissane(2)	Assistant Vice President	None
Jeffrey Klebanoff(2)	Senior Vice President	None
Tom A. Koch(2)	Assistant Vice President	None
Melissa M. Kretschmer(2)	Assistant Vice President	None
Eric J. Kristenson(2)	Vice President	None

Name & Principal Business Address	Position & Office with Underwriter	Position and Office with Registrant
David T. Kuzia(1)	Vice President	None
Michael S. La Tona(2)	Vice President	None
Lisa Lamentino(2)	Vice President	None
Thomas M. Landhauser(2)	Vice President	None
Brian Landy(2)	Assistant Vice President	None
Laura L. Lawson(2)	Vice President	None
Daniel J. Lee(2)	Vice President	None
Talley D. Leger(2)	Vice President	None
John P. Leonard(2)	Vice President	None
Brian S. Levitt(2)	Senior Vice President	None
Jesse E. Levitt(2)	Vice President	None
Craig M. Lieb(2)	Vice President	None
Lorna A. Lindquist(2)	Vice President	None
Malissa B. Lischin(2)	Vice President	None
Susan List(2)	Assistant Vice President	None
Terrie P. Liu(1)	Assistant Vice President	None
Cynthia Lo Bessette(2)	Chief Legal Officer	Secretary and Chief Legal Officer
Gordon C. Loetz(2)	Vice President	None
Michael D. Loftin(1)	Assistant Vice President	None
Christina J. Loftus(2)	Senior Vice President	None
David P. Lolli(2)	Assistant Vice President	None
Thomas Loncar(2)	Vice President	None
Inna London-Ikhilov(2)	Assistant Vice President	None
David A. Long(1)	Assistant Vice President	None
John Luiz(2)	Vice President	None
Lia L. Lundgren(1)	Vice President	None
Brian Lynch(2)	Assistant Vice President	None
Joseph M. Macaluso(2)	Assistant Vice President	None
John W. Mackey(2)	Vice President	None
Salvatore Maia(2)	Assistant Vice President	None
Michael J. Malik(2)	Vice President	None
Joseph C. Marich(2)	Vice President	None
Natalie Marin(2)	Vice President	None
Michael A. Marino(2)	Vice President	None
Todd A. Marion(2)	Vice President	None
Sheila M. Masley(1)	Assistant Vice President	None
Katarina Maxianova(2)	Vice President	None
David B. Mazza (2)	Senior Vice President	None
Peter J. McCarthy(1)	Vice President	None
Robert D. McClure(2)	Vice President	None
Ryan T. McCormack(2)	Assistant Vice President	None
Amanda M. McDonald(2)	Assistant Vice President	None

Name & Principal Business Address	Position & Office with Underwriter	Position and Office with Registrant
John C. McDonough(2)	Executive Vice President, Chairman, Chief Executive Officer, President & Director	None
Matthew S. McGee(1)	Vice President	None
Kent R. McGlincy(1)	Assistant Vice President	None
Kent C. McGowan(2)	Vice President	None
Patrick J. McGowan(2)	Assistant Vice President	None
Courtney McGrory(2)	Vice President	None
Simon A. McKay(2)	Vice President	None
Philip J. McKeon(2)	Assistant Vice President	None
William J. McNamara(2)	Vice President	None
Christopher S. Mechem(2)	Vice President	None
Gaurav A. Medhekar(2)	Assistant Vice President	None
Brian F. Medina(1)	Vice President	None
Gregory E. Mehok(2)	Vice President	None
Brian C. Meidlinger(2)	Vice President	None
Daniel P. Melehan(2)	Vice President	None
Izaak Mendelson(2)	Vice President	None
Ariella Menegon(2)	Assistant Vice President	None
Debbie S. Michaelson(1)	Vice President	None
David B. Miller(2)	Vice President	None
Peter L. Mintzberg(2)	Executive Vice President	None
Clint T. Modler(1)	Senior Vice President	None
Laurence A. Molinelli(2)	Assistant Vice President	None
Thomas J. Montefinise(2)	Assistant Vice President	None
Brandon D. Moore(1)	Vice President	None
Rian Morrissey(1)	Vice President	None
Matthew D. Mulcahy(2)	Vice President	None
Wendy J. Murray(2)	Vice President	None
Keith D. Myers(1)	Assistant Vice President	None
Kyle Najarian(1)	Vice President	None
Christina M. Nasta(2)	Senior Vice President	None
Kevin R. Neznek(2)	Senior Vice President	None
Edward J. Nini(2)	Senior Vice President	None
Nichola L. Noriega(2)	Vice President	None
Peter J. Novak(2)	Senior Vice President	None
Ryan P. O’Carroll(2)	Vice President	None
Timothy J. O’Connell(2)	Vice President	None
Patricia O’Connor(2)	Vice President	None
Tony D. Oh(1)	Treasurer	None
Ronald M. Ongaro(2)	Assistant Vice President	None
Leonard J. Oremland(2)	Senior Vice President	None

Name & Principal Business Address	Position & Office with Underwriter	Position and Office with Registrant
Kelly C. Orlowski(2)	Assistant Vice President	None
Leonar G. Palao(2)	Assistant Vice President	None
Bruce Palm(2)	Vice President	None
Alan I. Panzer(2)	Vice President	None
Andrew Y. Park(1)	Vice President	None
Maria Paster(2)	Vice President	None
Ashley B. Patten(1)	Vice President	None
Andrew J. Petersen(1)	Vice President	None
David M. Pfeffer(2)	Director & Chief Financial Officer	None
Patrick A. Phalon(2)	Vice President	None
Andrew W. Phillips(1)	Vice President	None
Leigh S. Pimsler(2)	Assistant Vice President	None
Piers A. Platt(2)	Vice President	None
Scott A. Porter(2)	Assistant Vice President	None
Yunchang Qiu(2)	Senior Vice President	None
Michael E. Quinn(2)	Vice President	None
Michael D. Rabin(2)	Vice President	None
Michael A. Radon(2)	Assistant Vice President	None
Richard E. Rath(2)	Vice President	None
William J. Raynor(2)	Vice President	None
Brenna D. Rhone(2)	Assistant Vice President	None
James T. Robinson(1)	Vice President	None
Ian M. Roche(2)	Vice President	None
Jason D. Roche(2)	Vice President	None
Adam T. Rochlin(2)	Senior Vice President	None
Rachel S. Rodgers(2)	Assistant Vice President	None
Michael J. Roman(2)	Assistant Vice President	None
Elisheva S. Roos(2)	Assistant Vice President	None
Megan P. Rosenblum(2)	Vice President	None
Francis W. Ross(1)	Vice President	None
Jonathan J. Ross(2)	Vice President	None
Kristen M. Ross(2)	Vice President	None
Adrienne M. Ruffle(2)	Vice President	None
Thomas F. Sabow(2)	Vice President	None
Gary Salerno(2)	Assistant Vice President	None
Gary J. Sanchez(1)	Vice President	None
John C. Saunders(2)	Senior Vice President	None
Alex C. Schardt(2)	Vice President	None
Thomas J. Schmitt(2)	Vice President	None
Erik M. Schneberger (2)	Senior Vice President	None
William A. Schories(2)	Vice President	None
Patrick L. Scorzelli(2)	Vice President	None

Name & Principal Business Address	Position & Office with Underwriter	Position and Office with Registrant
Julie E. Sendelbach(1)	Vice President	None
Jeffrey D. Sharon(2)	Vice President	None
Rahul N. Shah(2)	Assistant Vice President	None
Faiza Sikander(2)	Assistant Vice President	None
Jessica A. Skolnick(2)	Assistant Vice President	None
Bryant B. Smith(2)	Vice President	None
Timothy F. Smith(2)	Assistant Vice President	None
Mark C. Sokoloff(2)	Assistant Vice President	None
Haley M. Sorenson(1)	Vice President	None
Timothy J. Spitz(2)	Vice President	None
Alfred O. St. John(2)	Vice President	None
Jesse T. Stackland-Winterer(2)	Vice President	None
Keith S. Stecker(2)	Assistant Vice President	None
Bryan D. Stein(2)	Vice President	None
Benjamin A. Stewart(2)	Senior Vice President	None
Matthew C. Straut(2)	Senior Vice President	None
Maureen Sullivan	Assistant Vice President	None
Ryan P. Sullivan(2)	Assistant Vice President	None
Brian C. Summe(2)	Vice President	None
Michael E. Sussman(2)	Vice President	None
George T. Sweeney(2)	Senior Vice President	None
Adam L. Tabor(2)	Vice President	None
Leo P. Tallon(2)	Vice President	None
Paul E. Temple(2)	Senior Vice President	None
Jay S. Therrien(2)	Vice President	None
David G. Thomas(2)	Vice President	None
Ian A. Thornton(2)	Assistant Vice President	None
John B. Thorpe(1)	Vice President	None
Alejandro Tirso(2)	Vice President	None
Luz V. Touma(2)	Vice President	None
Matthew R. Trimble(2)	Assistant Vice President	None
Catherine L. Tulley(1)	Vice President	None
David C. Van Hellemont(2)	Vice President	None
Wesley R. Vance(2)	Vice President	None
Kade J. Vasi(1)	Vice President	None
Vincent C. Vermette(2)	Vice President	None
Alyse S. Vishnick(2)	Vice President	None
Rohit Vohra(2)	Vice President	None
Richard Walsh(2)	Vice President	None
Yu Wang(2)	Assistant Vice President	None
Teresa M. Ward(2)	Vice President	None
Taylor Watts(1)	Vice President	None

Name & Principal Business Address	Position & Office with Underwriter	Position and Office with Registrant
Megan N. Wegner(1)	Assistant Vice President	None
Michael J. Weigner(2)	Vice President	None
Kimberly W. Weinrick(2)	Vice President	None
Christopher G. Werner(2)	Vice President	None
Donna M. White (2)	Chief Compliance Officer	None
Ryan C. Wilde(1)	Vice President	None
Timothy A. Wilkinson(1)	Vice President	None
Thomas Winnick(2)	Vice President	None
Patrick J. Wisneski(1)	Vice President	None
Kevin P. Woodson(1)	Assistant Vice President	None
Ryan J. Woolhiser(1)	Vice President	None
Theodore J. Young(1)	Assistant Vice President	None
David T. Zicchinella(2)	Vice President	None
Steven L. Zito(1)	Vice President	None
Zhanyi Zhu(2)	Assistant Vice President	None
(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)225 Liberty Street, New York, NY 10281-1008
(3)2100 McKinney Avenue, Suite 1401, Dallas, TX 75201
(c)	Not applicable.
Item 33. – Location of Accounts and Records
The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OFI Global Asset Management, Inc., OppenheimerFunds, Inc. and Shareholder Services, Inc., as applicable, at each entity’s offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.
Item 34. – Management Services
Not applicable.
Item 35. – Undertakings
Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 11th day of October, 2018.
OPPENHEIMER MAIN STREET SMALL CAP FUND®
By:	Arthur P. Steinmetz*
Arthur P. Steinmetz Trustee, President and Principal Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:
Signatures	Title	Date
Robert J. Malone* Robert J. Malone	Chairman of the Board of Trustees	October 11, 2018

Arthur P. Steinmetz* Arthur P. Steinmetz	Trustee, President and Principal Executive Officer	October 11, 2018

Brian S. Petersen* Brian S. Petersen	Treasurer, Principal Financial & Accounting Officer	October 11, 2018

Andrew J. Donohue* Andrew J. Donohue	Trustee	October 11, 2018

Richard F. Grabish* Richard F. Grabish	Trustee	October 11, 2018

Beverly L. Hamilton* Beverly L. Hamilton	Trustee	October 11, 2018

Victoria J. Herget* Victoria J. Herget	Trustee	October 11, 2018

Karen L. Stuckey* Karen L. Stuckey	Trustee	October 11, 2018

Signatures	Title	Date
James D. Vaughn* James D. Vaughn	Trustee	October 11, 2018

*By: /s/ Taylor V. Edwards Taylor V. Edwards, Attorney-in-Fact

Oppenheimer Main Street Small Cap Fund
Post-Effective Amendment No. 11
Registration Statement No. 333-186810
EXHIBIT INDEX
Exhibit No.	Description
28(j)	Independent Registered Public Accounting Firm’s Consent